Income Taxes - Summary of Income Tax Expense and Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before provision for income taxes	$ 60,219	$ 43,363	$ 194,828	$ 127,074	$ 157,450	$ 103,680	$ 33,044
Provision for income taxes	$ 41,603	$ 25,948	$ 105,254	$ 67,116	$ 94,451	$ 50,586	$ 22,151
Effective tax rate	69.00%	60.00%	54.00%	53.00%